Accounts receivable, net (Tables)	6 Months Ended
Jun. 30, 2025
Credit Loss [Abstract]
Schedule of accounts receivable, net
Accounts receivable, net consisted of the following:

	As of December 31,	As of June 30,
	2024	2025
Accounts receivable, third parties	30,527	28,224
Less: Allowance for doubtful accounts, third parties	(470)	(765)
Accounts receivable, third parties, net	30,057	27,459
Accounts receivable, related parties	190,327	117,400
Less: Allowance for doubtful accounts, related parties	(2,997)	(3,006)
Accounts receivable, related parties, net	187,330	114,394

Schedule of movement of the allowance for doubtful accounts receivables
The movement of the allowance for doubtful accounts receivable is as follows:

	As of December 31,	As of June 30,
	2024	2025
Balance at the beginning of the period	2,064	3,467
Additions	1,815	883
Reversal	(1)	—
Write-off	(321)	(668)
Foreign currency translation adjustments	(90)	89
Balance at the end of the period	3,467	3,771